Note 16 - Gold Hedge	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
16	Gold hedge

The Company entered into a
5
-month hedge in respect of
4,500
ounces of gold per month from
February
to
June 2019
through the purchase of put options with a strike price of
$1,250
per ounce
. The gold price never went below
$1,250
per ounce and the hedge was concluded at a cost of
$324.

The Company entered into a new hedge in
November 2019
at a cost of
$379.
The new hedge
was in the form of
put options
in respect of
4,600
ounces of gold per month for the period
January
to
June 2020
exercisable at a strike price of
$1,400
per ounce. At
December 31, 2019
the mark-to-market valuation, that represents the fair value of the hedge amounted to
$102
(
2018:
Nil
).

Both hedges were entered into by the Company for economic hedging purposes to ensure sufficient cash availability for Blanket Mine’s capital investment plan, rather than as a speculative investment. The total expense of the derivative contracts amounted to
$601
(
2018:
$360
) for the year.